Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 5:-	SHAREHOLDERS’ EQUITY

a.	Ordinary share capital (with no par value) is composed as follows:

	June 30, 2026		December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited
Number of shares
Ordinary shares	107,800,000	20,311,766	107,800,000	18,204,002

b.	Controlled Equity Offering Sales Agreement (the “Sales Agreement”):

In November 2024, the Company entered into a Sales Agreement, with Oppenheimer & Co. Inc. (the “Agent”). Pursuant to the Sales Agreement, the Company may offer and sell, from time to time, its Ordinary shares, through the Agent in an at the market offering (“ATM’”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, for an aggregate offering price of up to $15,000.

During the six-month period ended June 30, 2026, the Company sold 796,581 Ordinary shares under the ATM for a total amount of $3,703, net of issuance cost.

c.	Private placements and public offerings:

On January 4, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing, led by leading U.S. life sciences-focused investors and certain existing investors. Under the securities purchase agreement, the investors purchased 3,143,693 of the Company’s Ordinary shares at a purchase price of $4.81 per share, pre-funded warrants to purchase up to 227,619 Ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 3,371,312 Ordinary shares at an exercise price of $5.50 per share (the “January 2024 Warrants”). The warrants would expire upon the earlier of two years from the date of issuance and 10 trading days following the Company’s announcement of the positive recommendation by Data Safety Monitoring Board regarding the Company’s unblinded interim analysis in its SHIELD II Phase 3 trial of D-PLEX100 resulting in the stopping of the trial due to positive efficacy. The proceeds to the Company amounted to $15,002, net of issuance cost of $1,216. Exercise of the warrants in full would have resulted in an additional $18,542 in gross proceeds to the Company. The closing of the offering occurred on January 9, 2024.

On May 20, 2025, the 227,619 pre-funded warrants were exercised to 227,619 Ordinary shares.

On June 16, 2025, 2,190,121 January 2024 Warrants were exercised as part of the Inducement Letter as defined below.

In January 2026, the remaining 1,181,191 January 2024 Warrants expired.

In accordance with ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging, the pre-funded warrants and the January 2024 Warrants qualified for equity accounting. The fair value for each pre-funded warrant and January 2024 Warrant was $4.52.

On August 1, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing. Under the securities purchase agreement, the investors purchased 2,006,226 of the Company’s Ordinary shares at a purchase price of $3.61 per share, pre-funded warrants to purchase up to 229,231 Ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 1,676,588 Ordinary shares at an exercise price of $3.61 per share (the “August 2024 Warrants”). The August 2024 Warrants expire upon the earlier of two years from the date of issuance and 10 trading days following the Company’s announcement of the recommendation by the Data Safety Monitoring Board regarding the Company’s unblinded interim analysis in its SHIELD II Phase 3 trial of D- PLEX100 resulting in either the stopping of the trial due to positive efficacy, or continuation to planned patient recruitment (up to 630 subjects). The closing of the offering occurred on August 6, 2024. The proceeds to the Company amounted to approximately $7,536, net of issuance costs of $532. Exercise of the August 2024 Warrants in full would result in an additional $6,052 in proceeds to the Company.

In June 2025, the 229,231 pre-funded warrants were exercised to 229,230 Ordinary shares.

Between January to June 2026, 1,204,983 August 2024 Warrants were exercised to 914,124 Ordinary shares and 290,859 pre-funded warrants for a total amount of $4,350.

In June 2026, the 290,859 pre-funded warrants were exercised to 290,859 Ordinary shares.

On December 26, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing. Under the securities purchase agreement, the investors purchased 3,386,962 of the Company’s Ordinary shares, at a purchase price of $3.22 per share, pre-funded warrants to purchase up to 1,106,868 Ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 6,740,745 Ordinary shares at an exercise price of $4.00 per share (the “December 2024 Warrants”). The December 2024 Warrants would expire upon the earlier of nine months from the date of issuance and 10 trading days following the Company’s announcement of the top-line results in the Company’s SHIELD II Phase 3 trial of D-PLEX100. The closing of the offering occurred on December 26, 2024. The offering resulted in proceeds to the Company of $13,325, net of issuance costs of $1,146. Exercise of the warrants in full would result in an additional $26,963 in proceeds to the Company.

On June 16, 2025, 5,436,393 December 2024 Warrants were exercised as part of the Inducement Letter as defined below and on June 23, 2025, 10 trading days following the Company’s announcement of the top-line results in the Company’s SHIELD II Phase 3 trial of D-PLEX100 the remaining 1,304,352 December 2024 Warrants expired.

On June 9, 2025, and September 4, 2025, 513,517 and 593,351, pre-funded warrants were exercised to 513,501 and 593,351 Ordinary shares, respectively.

On June 16, 2025, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with certain holders (each, a “Holder”) of (i) 2,190,121 January 2024 Warrants to purchase up to 2,190,121 of the Company’s Ordinary shares and (ii) 5,436,393 December 2024 Warrants to purchase up to 5,436,393 Ordinary shares (together with the

January 2024 Warrants, the “Existing Warrants”). Pursuant to the Inducement Letter, each Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 7,626,514 Ordinary shares, at an exercise price of $3.50 per Ordinary share, in consideration of the Company’s agreement to issue new warrants (the “New Warrants”) to purchase up to 7,626,514 Ordinary shares (the “New Warrant Shares”), at an exercise price of $4.50 per Ordinary share. The Company received aggregate net proceeds of $26,690 from the exercise of the Existing Warrants by the Holders after deducting offering expenses payable by the Company.

In December 2025, 725,000 Ordinary shares held in abeyance were issued to 725,000 Ordinary shares. Of the 7,626,514 Ordinary shares underlying the Existing Warrants, 2,828,319 Ordinary shares issuable to certain Holders were held in abeyance as of June 30, 2026, due to beneficial ownership restrictions in the Existing Warrants.

On January 8, 2026, 103,950 warrants from the New Warrants were exercised to 103,950 Ordinary shares for a total amount of $468.

On March 6, 2026, 232,920 warrants from the New Warrants were canceled due to non-compliance with one of the terms of the Inducement Letter,

The terms of the Inducement Letter were accounted for as a modification of the Existing Warrants under ASC 815-40. Because both the Existing Warrants and the New Warrants qualified for equity classification before and after the transaction, and since the purpose of the modification was to induce immediate cash exercise of the Existing Warrants and raise equity capital, the Company recognized the modification as an equity issuance. Accordingly, the impact of the modification, totaling $2,317, was recorded as an equity issuance cost. The New Warrants are exercisable for a period of two years from the date of issuance.

d.	Ordinary shares rights:

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

e.	Share option plans:

The Company authorized through its 2012 Share Option Plan the grant of options to officers, directors, advisors, management and other key employees of up to 5,012,,403 Ordinary shares. The options granted generally have a four-year or three-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are cancelled or forfeited before expiration become available for future grant.

As of June 30, 2026, 1,367,427 of the Company’s options were available for future grants.

A summary of the status of options to employees and non-employees (including directors and consultants) under the Company’s option plan as of June 30, 2026, and changes during the six month period then ended are presented below:

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	2,937,808	$4.78	$1,932	8.69
Granted	748,586	$4.43
Exercised	(2,250)	$3.98	$2
Forfeited	(46,743)	$6.84
Expired	(624)	$92.89

Outstanding at end of period	3,636,777	$4.67	$3,941	8.54
Exercisable options	1,524,936	$5.61	$1,367	7.97
Vested and expected to vest	3,636,777	$4.67	$3,941	8.54

The weighted average grant date fair value of options granted during the six-month period ended June 30, 2026 and the year ended December 31, 2025 was $3.42 and $2.50, respectively

The total share-based compensation expense recognized by the Company’s departments:

	Six months ended June 30,
	2026	2025

Research and development	$725	$1,080
Marketing and business development	158	410
General and administrative	579	1,385

	$1,462	$2,875

As of June 30, 2026, there were unrecognized compensation costs of $6,318, which are expected to be recognized over a weighted average period of approximately 2.83 years.

f.	Warrants:

As of June 30, 2026, all warrants, including the pre-funded warrants disclosed in Note 5c, are exercisable into Ordinary shares as follows:

Grant date	Warrants outstanding as of June 30, 2026	Average Exercise price per share ($)	Warrants exercisable as of June 30, 2026	Exercisable through

April 2022	5,193	12.60	5,193	April 2029
July 2022	1,298	12.60	1,298	April 2029
April 2022	40,000	3.61	40,000	August 2031
August 2024	471,605	3.61	471,605	August 2026 *)
June 2025	7,289,644	4.50	7,289,644	June 2027 *)

	7,807,740		7,807,740

*)	See Note 5c for warrants and pre-funded warrants that were exercised during the six-month period ended June 30, 2026.